Granite Harbor Alternative Fund

Investor Class: GHAFX

Granite Harbor Tactical Fund

Investor Class: GHTFX

each a series of Northern Lights Fund Trust

Supplement dated May 12, 2015 to the Prospectus and the

Statement of Additional Information (“SAI”) dated October 28, 2014

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V2 Capital, LLC (“V2”) is no longer managing any portion of the assets of the Granite Harbor Alternative Fund or Granite Harbor Tactical Fund (each a “Fund” and collectively referred to as the “Funds”), and the Funds’ investment adviser does not expect to allocate any of the Funds’ assets to V2 to manage in the future. References in the Funds’ Prospectus and Statement of Additional Information to V2 or its portfolio managers should be disregarded.

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This Supplement, and the Prospectus and Statement of Additional Information both dated October 28, 2014, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-282-1100.